Share-based compensation (Details)			12 Months Ended
	Sep. 02, 2020 Options shares	Sep. 01, 2020 Options	Dec. 31, 2022 Options	Dec. 31, 2021 Options	Nov. 19, 2020	Jun. 08, 2017 shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share options approved to be granted | shares	821,649					25,471,110
Maximum number of share options approved as a percent to the number of Company-issued common shares						5.00%
Percentage of share options vesting each year			20.00%
Number of shares granted	715,000	22,218,000	0	0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of share options approved as a percent to the number of Company-issued common shares					5.00%
Number of shares granted			508,413	6,549